Liabilities Subject to Compromise - Trade Payables (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liabilities Subject To Compromise Disclosures [Line Items]
Trade payables subject to compromise	R$ 2,139,312 [1]	R$ 2,158,852
Strategic Supplier Creditors With Less than R$150,000 Claims
Liabilities Subject To Compromise Disclosures [Line Items]
Trade payables subject to compromise, description	Strategic Supplier Creditors with claims of R$150,000 or less (or the equivalent in other currencies), other than claims arising from loans or other funding provided to Oi Holanda, were entitled to elect to receive 100% of their claims in cash within 20 business days after the end of the election period.
Strategic Supplier Creditors With More Than R$150,000 Claims
Liabilities Subject To Compromise Disclosures [Line Items]
Trade payables subject to compromise, description	Strategic Supplier Creditors with claims of more than R$150,000 (or the equivalent in other currencies), other than claims arising from loans or other funding provided to Oi Holanda, were entitled to elect to receive R$150,000 (or the equivalent in other currencies) in cash within 20 business days after the end of the election period and 90% of their remaining claims in cash in four equal annual installments, plus interest on the amount of their claims at the rate of TR plus 0.5% per annum for claims denominated in reais, and at the rate of 0.5% per annum for claims denominated in U.S. dollars or euros.
Trade Creditors Not Deemed To Be Strategic Supplier Creditors | Election option one
Liabilities Subject To Compromise Disclosures [Line Items]
Trade payables subject to compromise, description	Receive the entire amount of their claim in cash in a single installment if the aggregate amount of their claims was less than or equal to R$1,000
Trade Creditors Not Deemed To Be Strategic Supplier Creditors | Election option two
Liabilities Subject To Compromise Disclosures [Line Items]
Trade payables subject to compromise, description	Receive R$1,000 in cash in a single installment with respect to the entire amount of their claim if the aggregate amount of their claims was more than R$1,000
Trade Creditors Not Deemed To Be Strategic Supplier Creditors | Election Option three
Liabilities Subject To Compromise Disclosures [Line Items]
Trade payables subject to compromise, description	Receive the entire amount of their claim under terms similar to (1) those described under " -Loans and Financing-Unsecured Lines of Credit" if their claims were denominated in reais, or (2) those described under " -Loans and Financing-Export Credit Agreements" if their claims were denominated in a currency other than reais.

[1]	Certain amounts initially recorded as liabilities subject to compromise were adjusted and reclassified to reflect the new legal terms and conditions established by the JRP Court (Note 2).